Leases - Summary of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Seattle Lease member
2023	$ 2,037
2024	1,732
2025	0
2026	0
Thereafter	0
Less:Imputed Intrest	(160)
Total	3,609
Seoul Lease Member
2023	1,092
2024	0
2025	0
2026	0
Thereafter	0
Less:Imputed Intrest	(26)
Total	$ 1,066